Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) $ in Millions	6 Months Ended
Jun. 30, 2017 USD ($)
Equity [Abstract]
Other comprehensive income (loss) allocated to noncontrolling interests	$ (1)